UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-10145
                                      ------------------------------------------

                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
(Address of principal executive offices)                (Zip code)

                               Angus N G Macdonald

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000
                                                    -------------------

Date of fiscal year end: DECEMBER 31
                         --------------------

Date of reporting period: SEPTEMBER 30, 2006
                          -------------------



EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.2%
BRAZIL - 5.4%
Companhia Vale do Rio Doce ADR                            108,500   $  2,339,260
Lojas Renner SA                                            16,000        928,604
Petroleo Brasileiro SA ADR (a)                             79,700      6,681,251
                                                                    ------------
                                                                       9,949,115
                                                                    ------------
BOLIVIA - 0.5%
Apex Silver Mines Ltd. (a)                                 57,000        949,620
                                                                    ------------
CHILE - 0.4%
Banco Santander Chile SA ADR                               15,600        705,900
                                                                    ------------
CHINA - 9.3%
China Mobile Ltd.                                         435,000      3,073,150
China Shenhua Energy Co., Ltd., Class H                 1,021,000      1,643,086
CNOOC Ltd.                                              3,078,000      2,559,651
Datang International Power Generation Co., Ltd.         2,038,000      1,530,020
Denway Motors Ltd.                                      2,514,000        909,812
GOME Electrical Appliances Holdings Ltd.                  386,000        313,070
Huaneng Power International, Inc.                       1,378,000        993,854
Hutchison Telecommunications International Ltd. (a)       835,000      1,476,634
Kingboard Chemical Holdings Ltd.                          407,500      1,466,890
PetroChina Co., Ltd., Class H                           2,178,000      2,342,281
Shui On Land Ltd. (a)                                   1,080,000        741,506
                                                                    ------------
                                                                      17,049,954
                                                                    ------------
EGYPT - 1.9%
Orascom Construction Industries GDR                        18,800      1,638,713
Orascom Telecom Holding SAE GDR                            34,993      1,932,663
                                                                    ------------
                                                                       3,571,376
                                                                    ------------
INDIA - 5.8%
Infosys Technologies Ltd. ADR                             119,800      5,718,054
Reliance Industries Ltd. GDR                               74,300      4,885,013
                                                                    ------------
                                                                      10,603,067
                                                                    ------------
INDONESIA - 3.2%
PT Bank Rakyat Indonesia                                4,387,500      2,330,488
PT Indosat Tbk                                          2,294,500      1,280,940
PT Telekomunikasi Indonesia Tbk                         2,573,400      2,357,206
                                                                    ------------
                                                                       5,968,634
                                                                    ------------
IRELAND - 0.4%
Kenmare Resources Plc. (a)                                986,700        677,342
                                                                    ------------
ISRAEL - 3.2%
Bank Hapoalim Ltd.                                        401,000      1,894,620
Makhteshim-Agan Industries Ltd.                           268,223      1,324,604
Teva Pharmaceutical Industries Ltd. ADR                    78,700      2,682,883
                                                                    ------------
                                                                       5,902,107
                                                                    ------------
LUXEMBOURG - 1.1%
Millicom International Cellular SA (a)                     49,500      2,025,540
                                                                    ------------
MALAYSIA - 3.2%
Bumiputra-Commerce Holdings Berhad                      1,062,000      1,914,940
IOI Corp. Berhad                                          436,300      1,916,502
SP Setia Berhad                                           642,000        658,015
Tenaga Nasional Berhad                                    538,000      1,415,022
                                                                    ------------
                                                                       5,904,479
                                                                    ------------

SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2006.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------
MEXICO - 6.7%
America Movil SA de CV, Series L ADR                       81,100   $  3,192,907
America Telecom, SA de CV, Class A-1 (a)                  301,800      2,044,241
Consorcio ARA SA de CV                                    191,400        939,533
Empresas ICA SA de CV (a)                                 291,716      1,050,297
Grupo Financiero Banorte SA de CV, Class O                978,000      3,059,710
WalMart de Mexico SA de CV, Series V                      628,880      2,138,435
                                                                    ------------
                                                                      12,425,123
                                                                    ------------
RUSSIA - 8.8%
AFK Sistema GDR 144A*                                      43,800      1,145,370
AO VimpelCom ADR (a)                                       22,600      1,369,334
Gazprom ADR                                               188,500      8,162,050
LUKOIL ADR                                                 35,484      2,703,881
OAO Rosneft Oil Co. GDR 144A* (a)                         348,900      2,787,711
                                                                    ------------
                                                                      16,168,346
                                                                    ------------
SOUTH AFRICA - 7.7%
ABSA Group Ltd.                                            47,000        602,009
Anglo American Platinum Corp., Ltd.                        21,600      2,188,348
Anglo American Plc                                         60,900      2,528,305
FirstRand Ltd.                                            410,000        934,199
Impala Platinum Holdings Ltd.                               7,500      1,240,643
Imperial Holdings Ltd. (a)                                 41,868        696,619
Lonmin Plc                                                 19,000        908,215
Massmart Holdings Ltd.                                     87,156        638,511
Naspers Ltd., Class N                                      63,000        969,961
Sasol Ltd.                                                103,000      3,394,373
                                                                    ------------
                                                                      14,101,183
                                                                    ------------
SOUTH KOREA - 19.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.         59,000      1,907,448
GS Holdings Corp.                                          28,100        982,684
Hana Financial Group, Inc.                                 40,900      1,871,072
Hanwha Corp.                                               65,720      2,072,628
Hite Brewery Co., Ltd.                                      6,336        783,214
Hyundai Development Co.                                    48,630      2,168,184
Hyundai Marine & Fire Insurance Co., Ltd.                 135,000      1,782,884
Industrial Bank of Korea                                  108,200      1,851,918
ORION Corp.                                                 3,500        806,128
S1 Corp.                                                   37,800      1,471,664
Samsung Corp.                                             239,420      7,588,590
Samsung Fire & Marine Insurance Co., Ltd.                  27,100      4,165,927
Samsung Heavy Industries Co., Ltd.                        163,700      3,995,214
Woongjin Coway Co., Ltd.                                   73,900      1,803,582
Yuhan Corp.                                                15,224      2,364,425
                                                                    ------------
                                                                      35,615,562
                                                                    ------------
TAIWAN - 13.4%
Chang Hwa Commercial Bank                               3,079,000      1,855,912
China Life Insurance Co., Ltd. (a)                      1,390,000        674,054
Far Eastern Department Stores Ltd.                      2,539,160      1,215,974
High Tech Computer Corp.                                  145,200      3,843,046
Hon Hai Precision Industry Co., Ltd.                      842,846      5,131,308
Shin Kong Financial Holding Co., Ltd.                   2,289,178      2,106,064
SinoPac Holdings Corp.                                  3,983,891      1,901,820
Taishin Financial Holdings Co., Ltd.                    1,780,000        900,823
Taiwan Fertilizer Co., Ltd.                               555,000        902,153
Taiwan Semiconductor Manufacturing Co., Ltd.            3,373,892      6,085,697
                                                                    ------------
                                                                      24,616,851
                                                                    ------------

SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2006.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------
THAILAND - 3.1%
Bangkok Bank PCL NVDR                                     587,800   $  1,673,396
PTT Exploration & Production PCL NVDR                     909,300      2,564,475
Thai Beverage PCL                                       4,831,000        898,352
TISCO Finance PCL NVDR                                    965,000        572,556
                                                                    ------------
                                                                       5,708,779
                                                                    ------------
TURKEY - 1.7%
Turkcell Iletisim Hizmetleri AS                           300,653      1,530,597
Turkiye Garanti Bankasi AS (a)                            555,213      1,644,532
                                                                    ------------
                                                                       3,175,129
                                                                    ------------
TOTAL COMMON STOCKS
      (cost $115,273,157)                                            175,118,107
                                                                    ------------

PREFERRED STOCKS - 3.1%
Brazil -- 3.1%
Itausa - Investimentos Itau SA (a)
      (cost $3,413,402)                                 1,401,106      5,763,186
                                                                    ------------

TOTAL INVESTMENTS - 98.3%
      (cost $118,686,558)                                            180,881,293
Other assets less liabilities - 1.7%                                   3,108,010
                                                                    ------------
NET ASSETS - 100.0%                                                 $183,989,303
                                                                    ============

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuing is not required.

At September 30, 2006, the aggregate cost of investment securites for income tax purposes was $118,686,558. Net unrealized appreciation aggregated $62,194,735, of which $64,499,381 related to appreciated investment securities and $2,304,646 related to depreciated investment securities.


SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2006.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)                 BAILLIE GIFFORD FUNDS
                             ------------------------------




By (Signature and Title)     /s/ R Robin Menzies
                            -------------------------------
                             R ROBIN MENZIES, PRESIDENT

                                  November  16, 2006
                                  -------------------------
                                        DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)     /s/ R Robin Menzies
                            ------------------------------
                             R ROBIN MENZIES, PRESIDENT

                                  November 16, 2006
                                  -------------------------
                                       DATE



By (Signature and Title)     /s/ Nigel Cessford
                            -------------------------------
                             NIGEL CESSFORD, TREASURER

                                  November 16, 2006
                                  -------------------------
                                       DATE


                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.